Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets

	As of December 31,
	2023	2024
	$	$

Licensing fee	21,802	23,874
IP right	44,894	9,951
Trademarks	10,679	10,679
Software, including internal use software under development	73,231	75,507
Others	5,271	5,264

Total intangible assets, gross	155,877	125,275

Accumulated amortization:
Licensing fee	(16,280)	(16,765)
IP right	(40,699)	(9,143)
Trademarks	(6,941)	(10,679)
Software	(38,200)	(57,878)
Others	(2,936)	(3,500)

Total accumulated amortization	(105,056)	(97,965)

Total intangible assets, net	50,821	27,310

Estimated Aggregate Amortization Expenses
The estimated aggregate amortization expenses of intangible assets, excluding internal use software under development, for each of the five succeeding fiscal years and thereafter are as follows:

$

2025	18,986
2026	5,352
2027	1,241
2028	560
2029	699
Thereafter	472

27,310